NET FINANCE COSTS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Net interest paid	$ 611	$ 528
Interest paid during construction	$ 28	$ 26